Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 666,514	£ 661,755	£ 648,401
Other operating income				1,112
Operating expenses		(733,686)	(768,530)	(681,117)
Profit on disposal of intangible assets		48,742	37,422	20,424
Operating loss		(18,430)	(69,353)	(11,180)
Finance costs		(58,988)	(63,867)	(44,917)
Finance income		37,754	2,496	23,523
Net finance costs		(21,234)	(61,371)	(21,394)
Loss before income tax		(39,664)	(130,724)	(32,574)
Income tax credit		6,641	17,565	3,896
Loss for the year		£ (33,023)	£ (113,159)	£ (28,678)
Loss per share during the year
Basic loss per share		£ (0.1932)	£ (0.6844)	£ (0.1759)
Diluted loss per share	[1]	£ (0.1932)	£ (0.6844)	£ (0.1759)

[1]	For the years ended 30 June 2025, 2024 and 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.